Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 5:-	SHAREHOLDERS’ EQUITY

a.	Ordinary share capital (with no par value) is composed as follows:

	June 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	107,800,000	15,654,129	107,800,000	10,190,904
b.	Controlled Equity Offering Sales Agreement (the “Sales Agreement”):

In November 2024, the Company entered into a Sales Agreement, with Oppenheimer & Co. Inc. (the “Agent”).

Pursuant to the Sales Agreement, the Company may offer and sell, from time to time, its Ordinary shares, through the Agent in an at the market offering (“ATM”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, for an aggregate offering price of up to $8,250.

During the six months ended June 30, 2025, the Company sold 419,680 Ordinary shares under the ATM for a total amount of $1,472, net of issuance cost.

c.	Financing rounds:

On January 4, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing, led by leading U.S. life sciences-focused investors and certain existing investors. Under the securities purchase agreement, the investors purchased 3,143,693 of the Company’s Ordinary shares at a purchase price of $4.81 per share, pre-funded warrants to purchase up to 227,619 Ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 3,371,312 Ordinary shares at an exercise price of $5.50 per share. The warrants expire upon the earlier of two years from the date of issuance and 10 trading days following the Company’s announcement of the positive recommendation by Data Safety Monitoring Board (the “DSMB”) regarding the Company’s unblinded interim analysis in its SHIELD II Phase 3 trial of D-PLEX100 resulting in the stopping of the trial due to positive efficacy. The proceeds to the Company amounted to $14,999, net of issuance cost. Exercise of the warrants in full would result in an additional $18,542 in proceeds to the Company. The closing of the offering occurred on January 9, 2024.

On May 20, 2025, the 227,619 pre-funded warrants were exercised to 227,619 Ordinary shares.

In accordance with ASC 480 and ASC 815, the pre-funded warrants and the warrants were qualified for equity accounting. The fair value for each warrant to purchase an ordinary share is $4.52.

The Black-Scholes option pricing model assumptions used to value the warrants at the grant date are presented in the following table:

Dividend yield (%)	0
Expected volatility (%)	117.40-134.00
Risk-free interest rate (%)	4.36-5.08
Expected term (in years)	0.68-2.00

On August 1, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing. Under the securities purchase agreement, the investors purchased 2,006,226 of the Company’s Ordinary shares at a purchase price of $3.61 per share, pre-funded warrants to purchase up to 229,231 Ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 1,676,588 Ordinary shares at an exercise price of $3.61 per share. The warrants expire upon the earlier of two years from the date of issuance and 10 trading days following the Company’s announcement of the recommendation by the DSMB regarding the Company’s unblinded interim analysis in its SHIELD II Phase 3 trial of D- PLEX100 resulting in either the stopping of the trial due to positive efficacy, or continuation to planned patient recruitment (up to 630 subjects). The closing of the offering occurred on August 6, 2024. The proceeds to the Company amounted to approximately $7,536, net of issuance costs of $532. Exercise of the warrants in full would result in an additional $6,052 in proceeds to the Company.

In June 2025 the 229,231 pre-funded warrants were exercised to 229,230 Ordinary shares.

On December 26, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing. Under the securities purchase agreement, the investors purchased 3,386,962 of the Company’s Ordinary shares, at a purchase price of $3.22 per share, pre-funded warrants to purchase up to 1,106,868 Ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 6,740,745 Ordinary shares at an exercise price of $4.00 per share. The warrants expire upon the earlier of nine months from the date of issuance and 10 trading days following the Company’s announcement of the top-line results in the Company’s SHIELD II Phase 3 trial of D-PLEX100. The closing of the offering occurred on December 26, 2024. The offering resulted in proceeds to the Company of $13,325, net of issuance costs of $1,146. Exercise of the warrants in full would result in an additional $26,963 in proceeds to the Company. On June 16, 2025, 5,436,393 warrants were exercised as part of the Inducement Letter as defined below and on June 23, 2025, 10 trading days following the Company’s announcement of the top-line results in the Company’s SHIELD II Phase 3 trial of D-PLEX100 the remaining 1,304,352 warrants expired.

On June 9, 2025, 513,517 pre-funded warrants were exercised to 513,501 Ordinary shares. As of June 30, 2025, 593,351 pre-funded warrants are outstanding.

On June 16, 2025, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with certain holders (each, a “Holder”) of (i) 2,190,121 warrants to purchase up to 2,190,121 of the Company’s Ordinary shares issued on January 9, 2024 at an original exercise price of $5.50 per Ordinary share (the “January 2024 Warrants”) and (ii) 5,436,393 warrants to purchase up to 5,436,393 Ordinary shares issued on December 26, 2024, at an original exercise price of $4.00 per Ordinary share (the “December 2024 Warrants” and together with the January 2024 Warrants, the “Existing Warrants”). Pursuant to the Inducement Letter, each Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 7,626,514 Ordinary shares, at an exercise price of $3.50 per Ordinary share, in consideration of the Company’s agreement to issue new warrants (the “New Warrants”) to purchase up to 7,626,514 Ordinary shares (the “New Warrant Shares”), at a reduced exercise price of $4.50 per Ordinary share. The Company received an aggregate net proceed of $26,690 from the exercise of the Existing Warrants by the Holders after deducting offering expenses payable by the Company. Of the 7,626,514 ordinary shares underlying the Existing Warrants, 3,553,319 shares issuable to certain holders were held in abeyance as of June 30, 2025, due to beneficial ownership restrictions in the Existing Warrants.

The terms of the Inducement Letter were accounted for as a modification of the Existing Warrants under ASC 815-40. Because both the Existing Warrants and the New Warrants qualified for equity classification before and after the transaction, and since the purpose of the modification was to induce immediate cash exercise of the Existing Warrants and raise equity capital, the Company recognized the modification as an equity issuance. Accordingly, the impact of the modification, totaling $2,317, was recorded as an equity issuance cost. The New Warrants are exercisable for a period of two years from the date of issuance.

d.	Share option plan:

The Company’s board of directors authorizes option grants through its 2012 Share Option Plan to officers, directors, advisors, management and other key employees. The options granted generally have a four-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are canceled or forfeited before expiration become available for future grant.

The Company uses the straight-line recognition method for awards subject to graded vesting based only on a service condition and the accelerated method for awards that are subject to performance or condition.

On May 6, 2024, the Company’s board of directors approved to increase the Company’s options pool by an additional 2,000,000 options from 312,403 to 2,312,403.

On May 12, 2025, the Company’s board of directors approved to increase the Company’s options pool by an additional 1,200,000 options from 2,312,403 to 3,512,403.

As of June 30, 2025, 620,636 of the Company’s options were available for future grants.

The Black-Scholes option pricing model assumptions used to value the employee share options at the grant dates are presented in the following table for the six-month period ended June 30, 2025:

Dividend yield (%)	0
Expected volatility (%)	102.97-104.83
Risk-free interest rate (%)	3.9-4.14
Expected term (in years)	5.8-6.1

Milestone-based options

On May 6, 2024, the board of directors granted a total of 280,000 milestone-based options to the Company’s officers. The milestone condition was set as either the interim analysis outcome of early stopping of the Company’s SHIELD II Phase 3 trial of D-PLEX100 for efficacy or top-line results (primary endpoint) with overall alpha level of up to (and including) 5%. The average exercise price is $4.64.

On July 2, 2024, the Company’s shareholders approved a grant of 198,000 options and 132,600 milestone-based options to the Company’s Chief Executive Officer. The exercise price for both grants was set at $4.64.

On May 12, 2025, the Company’s board of directors granted a total of 188,800 milestone-based options to the Company’s officers. The milestone condition was set as top-line results (primary endpoint) with overall alpha level of up to (and including) 5%. The average exercise price is $2.67.

On June 25, 2025, the Company’s shareholders approved a grant of 120,000 options and 80,000 milestone-based options to the Company’s Chief Executive Officer. The exercise price for both grants was set at $2.67.

On June 9, 2025, the Company announced positive results in the Company’s SHIELD II Phase 3 trial of D-PLEX100, and as a result the milestone condition was met. Accordingly, the Company recognized $1,486 of share-based compensation using the accelerated method.

The Black-Scholes option pricing model assumptions used to value the employee milestone-based options at the grant dates are presented in the following table for the six-month period ended June 30, 2025:

Dividend yield (%)	0
Expected volatility (%)	98.88-104.83
Risk-free interest rate (%)	3.83-4.43
Expected term (in years)	5.3-5.7

A summary of the status of options to employees and non-employees, including directors, under the Company’s 2012 Share Option Plan as of and for the six-month period ended June 30, 2025, and changes during the period then ended are presented below (unaudited):

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	1,814,551	$6.65	$-	9.14
Granted	1,091,740	$2.67
Forfeited	(17,098)	$5.87
Expired	(3,000)	$4.64

Outstanding at end of period	2,886,193	$8.88	$942	9.13

Exercisable options	581,607	$29.56	$47	8.38

Vested and expected to vest	2,886,193	$8.88	$942	9.13

The total share-based compensation expense recognized by the Company’s departments:

	Six Months Ended June 30,
	2025	2024

Research and development	$1,080	$849
Marketing and business development	410	144
General and administrative	1,385	447

	$2,875	$1,440

As of June 30, 2025, there were unrecognized compensation costs of $6,908, which are expected to be recognized over a weighted average period of approximately 2.69 years.

e.	Warrants and pre-funded warrants:

As of June 30, 2025, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants as of June 30, 2025, were as follows (unaudited):

Grant date	Warrants outstanding as of June 30, 2025	Average Exercise price per share ($)	Warrants exercisable as of June 30, 2025	Exercisable through

April 2022	5,193	$12.60	5,193	April 2029
July 2022	1,298	$12.60	1,298	April 2029
January 2024	1,181,191	$5.50	1,181,191	January 2026 *)
August 2024	1,676,588	$3.61	1,676,588	August 2026 *)
August 2024	40,000	$3.61	40,000	August 2031
December 2024	593,351	$0.0001	593,351	No maturity date *)
June 2025	7,626,514	$4.50	7,626,514	June 2027 *)

	11,124,135		11,124,135

See Note 5c for warrants that were exercised during the six-month period ended June 30, 2025.

*) See Note 5c.